Equity Incentive Plan	12 Months Ended
Dec. 31, 2015
Equity Incentive Plan [Abstract]
Equity Incentive Plan
15.	Equity Incentive Plan

On July 30, 2014, the Company’s Board of Directors approved the Company’s 2014 Equity Incentive Plan (the “2014 Plan”). Under the terms of the 2014 Plan, the Company may issue (1) stock options (incentive and non-statutory), (2) restricted stock, (3) stock appreciation rights, or SARs, (4) restricted stock units, or RSUs, (5) other stock-based awards, and (6) cash-based awards. The 2014 Plan provided for the issuance of up to 1 share of common stock. The Board determines the exercise price, vesting and expiration period of the grants under the 2014 Plan. However, the exercise price of an incentive stock option may not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more shareholder and 100% of fair value for a grantee who is not a 10% shareholder. The fair value of the common stock is determined based on quoted market price or in absence of such quoted market price, by the Board in good faith. Additionally, the vesting period of the grants under the 2014 Plan may not be more than five years and expiration period not more than ten years. On November 5, 2014, the Company amended the 2014 Plan, which increased the authorized number of shares of common stock issuable thereunder from 1 to 3.

On November 10, 2014, the Company pursuant to the recommendation of the Company’s Compensation Committee and the Board of Directors’ approval, issued an aggregate of 2 shares of its common stock to officers, directors and employees as an incentive for their commitment and hard work during adverse market conditions. In addition, the Company issued an aggregate of nil shares of its common stock to its non-executive members of its Board of Directors in payment of $80 in unpaid Board fees for the second and third quarters of 2014. Subject to the provisions of a restricted stock award granted to the holders by the Company pursuant to its Amended 2014 Plan, nil shares of its common stock were vested on May 10, 2015, 1 shares of its common stock were vested on November 10, 2015 and 1 shares of its common stock will vest on November 10, 2016.

On October 12, 2015, the Company amended the 2014 Plan, which increased the authorized number of shares of common stock issuable thereunder to 250.

On November 12, 2015, pursuant to the unanimous written consent of the Company’s Compensation Committee, as a result of the Company’s ongoing liquidity issues, the non-executive Board members agreed to accept a reduction in payment for the outstanding Board fees as well as to reduce the ongoing fee to the non-executive board members; upon the Company’s next capital raise, each non-executive Board member will be paid $15 in settlement of the outstanding Board fees; effective with the fourth quarter of 2015, the fee to be paid to each non-executive Board member should be reduced to $3 per quarter.

On November 17, 2015, the Company pursuant to the recommendation of the Company’s Compensation Committee, issued an aggregate of 250 shares of its common stock to officers and employees as an incentive for their commitment and hard work during adverse market conditions. The stock based compensation expense recognized in the fourth quarter of 2015 in relation to these common shares granted is $120.

Pursuant to the plan, there are no shares of the Company’s common stock available for grant as of December 31, 2015.

For the year ended December 31, 2015, the total recognized stock based compensation expense in relation to the common shares granted on November 10, 2014 and November 17, 2015, is $898. The total unrecognized compensation cost of the non-vested restricted shares granted under the Plan is $416. The cost is expected to be recognized over a period of approximately 12 months.